LAND USE RIGHTS, NET (Tables)	12 Months Ended
Aug. 31, 2020
LAND USE RIGHTS, NET
Schedule of Land use rights, net	Land use rights, net, consisted of the following:

	As of August 31,
	2019	2020
	RMB	RMB
Cost	94,760	94,760
Less: accumulated amortization	6,556	8,684
Land use rights, net	88,204	86,076